HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                          HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                                        HV-6778 – Premier Innovations(SM) (Series II)

Supplement dated August 30, 2010 to your Prospectus

FUND NAME CHANGES

RiverSource® Diversified Equity Income Fund – Class R3

RiverSource® Mid Cap Value Fund – Class R3

Seligman Communications and Information Fund, Inc. – Class A

Seligman Global Technology Fund – Class A

Effective on or about September 27, 2010 the following name changes are made to your prospectus:

Old Name	New Name
RiverSource® Diversified Equity Income Fund – Class R3	Columbia Diversified Equity Income Fund – Class R3
RiverSource® Mid Cap Value Fund – Class R3	Columbia Mid Cap Value Opportunity Fund – Class R3
Seligman Communications and Information Fund, Inc. – Class A	Columbia Seligman Communications and Information Fund – Class A
Seligman Global Technology Fund – Class A	Columbia Seligman Global Technology Fund – Class A

As a result of the changes, all references to the Old Names in your prospectus are deleted and replaced with the New Names.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.